FAIR VALUE MEASUREMENTS - Summary of Financial Assets and Liabilities Measured at Fair Value on Recurring Basis (Details) - Fair Value, Measurements, Recurring - USD ($) $ in Millions	Dec. 31, 2020	Dec. 31, 2019
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	$ 11	$ 11
Debt securities	13
Interest rate contracts		10
Marketable equity securities	17	3
Total assets	41	24
Foreign exchange contracts	19	2
Interest rate contracts		52
Contingent payments related to acquisitions	30	39
Total liabilities	49	93
Quoted prices in active markets for identical assets (Level 1)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Debt securities	0
Interest rate contracts		0
Marketable equity securities	17	3
Total assets	17	3
Foreign exchange contracts	0	0
Interest rate contracts		0
Contingent payments related to acquisitions	0	0
Total liabilities	0	0
Significant other observable inputs (Level 2)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	11	11
Debt securities	13
Interest rate contracts		10
Marketable equity securities	0	0
Total assets	24	21
Foreign exchange contracts	19	2
Interest rate contracts		52
Contingent payments related to acquisitions	0	0
Total liabilities	19	54
Significant Unobservable Inputs (Level 3)
Fair Value, Assets and Liabilities Measured on Recurring and Nonrecurring Basis [Line Items]
Foreign exchange contracts	0	0
Debt securities	0
Interest rate contracts		0
Marketable equity securities	0	0
Total assets	0	0
Foreign exchange contracts	0	0
Interest rate contracts		0
Contingent payments related to acquisitions	30	39
Total liabilities	$ 30	$ 39